Income Taxes - Components of Deferred Income Taxes Asset (Liability) (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Jan. 31, 2020
Deferred tax assets and liabilities [abstract]
Inventories	$ 40.6	$ 39.9
Investment tax credits receivable	(2.2)	(2.2)
Trade payables and accruals	12.1	12.0
Provisions	66.0	91.8
Other financial liabilities	8.4	17.0
Lease liabilities, Current	8.6	8.1
Deferred revenues	17.7	17.1
Other	(5.4)	4.0
Deferred tax assets (liabilities), Current	145.8	187.7
Property, plant and equipment	(52.3)	(46.2)
Intangible assets	(61.2)	(72.0)
Right-of-use assets	(56.8)	(56.1)
Provisions	19.0	22.6
Long-term debt	(14.7)	4.6
Lease liabilities, Non-current	54.9	54.7
Deferred revenues	26.7	32.0
Employee future benefit liabilities	58.4	62.0
Other non-current liabilities	3.5	2.2
Other	3.6	4.2
Deferred tax assets (liabilities), Non-current	(18.9)	8.0
Related to non-capital losses carried forward	71.0	1.3
Related to capital losses carried forward	33.6	29.7
Deferred tax assets (liabilities), Gross	231.5	226.7
Unrecognized tax benefits	(20.8)	(34.4)
Total	$ 210.7	$ 192.3